CAPITAL COMMITMENTS	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
CAPITAL COMMITMENTS	27. CAPITAL COMMITMENTS There were no significant contracted capital expenditures at the end of the reporting periods ending June 30, 2021, 2022 & 2023.